Cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of cash and cash equivalents
Cash at bank	$ 77,144		$ 70,920
Deposits at call	410		398
Cash and cash equivalents	77,554	$ 67,619	71,318	$ 60,447
Cash flows from operating activities
Loss for the period	(32,539)	(41,370)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,443	2,190
Foreign exchange (gains)/losses	(159)	193
Finance costs	10,319	10,685
Remeasurement of contingent consideration	337	(5,989)
Remeasurement of warrant liabilities	(4,434)	712	$ 2,205
Equity settled share-based payment	2,195	1,757
Deferred tax benefit	(102)	(126)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	2,084	(743)
Decrease/(increase) in prepayments	(131)	(424)
Decrease/(increase) in tax incentive recoverable	1,094	0
Increase/(decrease) in trade creditors and accruals	(9,500)	2,608
Increase/(decrease) in provisions	1,821	(234)
Net cash (outflows) in operating activities	$ (26,572)	$ (30,741)